PC&J Preservation Fund

                          Supplement Dated May 31, 2005
            To Statement of Additional Information Dated May 1, 2005



     The following replaces in its entirety the "Organization and Operation of the Fund" section of the Statement of Additional Information on page 6:


ORGANIZATION  AND  OPERATION  OF  THE  FUND

The Fund is a diversified, open-end management investment company organized as an Ohio business trust on January 2, 1985. The responsibility for management of the Fund is vested in its Board of Trustees which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each officer of the Fund and each Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940.

                                                                NUMBER OF PORTFOLIOS
                             POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS           WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  --------------------  -------------  --------------------

Kathleen A. Carlson, CFA*
300 Old Post Office
120 West Third Street      Treasurer,             Treasurer and
Dayton, Ohio 45402         Chief Compliance       Trustee since
Year of Birth: 1955        Officer and Trustee    1985; Chief                    2
                                                  Compliance
                                                  Officer since
                                                  2004
-------------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
President of Adviser since 1998; Treasurer since
September 1982                                                None
--------------------------------------------------  -----------------------------------

                                                             NUMBER OF PORTFOLIOS
                          POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS        WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------------  -------------  --------------------

James M. Johnson, CFA*
300 Old Post Office
120 West Third Street   President,            Secretary and
Dayton, Ohio 45402      Secretary and         Trustee since
Year of Birth: 1952     Trustee               1985; elected         2
                                              President 2005
----------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------  -----------------------------------
Secretary of Adviser since September 1982.  None
------------------------------------------  -----------------------------------

The following table provides information regarding each Trustee who is not an "interested person" of the Fund, as defined in the Investment Company Act of 1940.

                                                            NUMBER OF PORTFOLIOS
                            POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS       FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
-----------------------  --------------------  -----------  --------------------

Robert S. Neff
4466 Blairgowrie Circle
Kettering, Ohio  45429                        Trustee since
Year of Birth: 1931      Trustee                      2003           2
-----------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------
Since June 2001, Consultant to Neff Packaging Solutions
Inc.; from June 1980 to June 2001, Chairman and CEO of
Neff Packaging Solutions Inc. (paper container
manufacturer)                                                 None
--------------------------------------------------------  -----------------------------------

                                                          NUMBER OF PORTFOLIOS
                          POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS     FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------  --------------------  -----------  --------------------

Laura B. Pannier
629 Woodbourne Trail
Dayton, Ohio 45459                         Trustee since
Year of Birth: 1954    Trustee                      2003             2
---------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP                     None
--------------------------------------------------  -----------------------------------

* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

Each  Trustee  serves  until  such Trustee dies, resigns, retires or is removed.
Each officer serves a one-year term, voted annually at the November board meeting, for the year following. None of the Trustees holds any other directorships with companies registered under either the Securities and Exchange Act or the Investment Company Act.

The equity securities beneficially owned by each of the Trustees of the Fund at December 31, 2004 is set forth in the following table:



                                                            Aggregate Dollar Range
                                   Dollar Range of          of Equity Securities in
                                   Equity Securities        the Fund and the PC&J
     Name . . . . . . . . . . . .  in the Fund              Performance Fund

Kathleen A. Carlson . . . . . . .  $    50,001 to $100,000     Over $100,000
James M. Johnson. . . . . . . . .  $    50,001 to $100,000     Over $100,000
Donald N. Lorenz* . . . . . . . .  $     10,001 to $50,000     $10,001 to $50,000
Robert S. Neff. . . . . . . . . .  None                        None
Laura B. Pannier. . . . . . . . .  None                        Over $100,000
* Resigned effective May 18, 2005

As of February 15, 2005, all Trustees and officers of the Fund as a group owned 0.81% of the outstanding shares of the Fund.

The Fund's Trustees have appointed an Audit Committee, composed of Donald Lorenz (until his resignation effective May 18, 2005), Robert Neff and Laura Pannier, to review the financial reporting process, the system of internal control, the audit process, and the Fund's process for monitoring compliance with investment restrictions and applicable laws and regulations. The Committee met two times during the year ended December 31, 2004, in February and in November.

The compensation paid to the Trustees of the Fund for the year ended December 31, 2004 is set forth in the following table:



                                    Pension or
                                    Retirement     Estimated
                                    Accrued As     Annual      Total
                                    Aggregate      Part of     Benefits     Compensation
                                    Compensation   Fund        Upon         From Fund
 Name. . . . . . . . . . . . . . .  From Fund      Expenses    Retirement   Complex
Leslie O. Parker, III* . . . . . .  $           0  $        0  $         0  $           0
Kathleen A. Carlson. . . . . . . .  $           0  $        0  $         0  $           0
James M. Johnson . . . . . . . . .  $           0  $        0  $         0  $           0
Donald N. Lorenz** . . . . . . . .  $       2,000  $        0  $         0  $       4,000
Robert S. Neff . . . . . . . . . .  $       2,000  $        0  $         0  $       4,000
Laura B. Pannier . . . . . . . . .  $       2,000  $        0  $         0  $       4,000
* Resigned effective May 1, 2005
** Resigned effective May 18, 2005

The Fund and the PC&J Performance Fund are the two investment companies in the PC&J Mutual Funds complex. They have identical Boards of Trustees, and Board and committee meetings of both Funds are held at the same time. Although the fees paid to Trustees are expenses of the Funds, PC&J Service Corp. makes the actual payment pursuant to its management agreements with the Funds, which obligate PC&J Service Corp. to pay all of the operating expenses of the Funds (with limited exceptions). See "Manager and Transfer Agent."